Dividends - Details of dividends recognized as distributions to stockholders (Parenthetical) (Details) - Common stocks - ₩ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of dividends recognized as distributions to stockholders [Line Items]
Dividend per share	₩ 2,100	₩ 2,065	₩ 1,960
Dividend rate per shares	42.00%	41.30%	39.20%